Disaggregated Revenue Data	6 Months Ended
Jun. 30, 2020
Disaggregated Revenue Data [Abstract]
DISAGGREGATED REVENUE DATA

NOTE 4 - DISAGGREGATED REVENUE DATA:

Set forth below is a breakdown of the Company’s revenue by revenue stream:

	Six-month period ended June 30		Three-month period ended June 30
	2020	2019	2020	2019
	U.S. dollars in thousands
Revenues:
Revenues from licenses	119	328	15	50
Revenues from provision of maintenance and support services	284	360	125	219
Revenues from proxy services	1,754	119	937	119
Revenues from other license related services	8	14	-	6
Total revenues	2,165	821	1,077	394